Right to Use Assets and Lease Liabilities – Operating Leases (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Right to Use Assets and Lease Liabilities – Operating Leases (Details) [Line Items]
Impairment, Lessor Asset under Operating Lease					$ 500,000
Legal settlements	$ 3,322,834			$ 2,666,675	2,219,886
Gain (Loss) on Termination of Lease	$ 0	$ 636,485	$ 869,690	869,690	$ 0
Previously Reported [Member]
Right to Use Assets and Lease Liabilities – Operating Leases (Details) [Line Items]
Gain (Loss) on Termination of Lease				$ 869,690